Contract Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Financial Instruments [Line Items]
Advances or retentions received from construction contracts	$ 0	$ 0
Receivables from contracts with customers, balance			$ 1,510,000
SDI [Member]
Disclosure Of Financial Instruments [Line Items]
Decrease through impairment, contract assets	$ 0